SIGNIFICANT ACCOUNTING POLICIES (Components Of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income [Line Items]
Beginning balance	$ 2,069
Other comprehensive income (loss)	(212)
Amounts reclassified from accumulated other comprehensive income	(1,137)
Net current-period other comprehensive loss	(1,349)	787	341
Ending balance	720	2,069
Unrealized gains (losses) on marketable securities [Member]
Accumulated other comprehensive income [Line Items]
Beginning balance	1,853
Other comprehensive income (loss)	581
Amounts reclassified from accumulated other comprehensive income	(1,624)
Net current-period other comprehensive loss	(1,043)
Ending balance	810
Foreign currency translation adjustments [Member]
Accumulated other comprehensive income [Line Items]
Beginning balance	167
Other comprehensive income (loss)	(125)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive loss	(125)
Ending balance	42
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated other comprehensive income [Line Items]
Beginning balance	49
Other comprehensive income (loss)	(226)
Amounts reclassified from accumulated other comprehensive income	45
Net current-period other comprehensive loss	(181)
Ending balance	$ (132)